NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
NET INCOME PER SHARE
Schedule of components of basic and diluted net income per share

	Year ended December 31,
	2016		2017		2018
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUB	RUB	RUB	RUB	RUB	$	RUB	$
Net income, allocated for basic	5,825	973	7,583	1,193	42,010	604.7	5,577	80.3
Reallocation of net income as a result of conversion of Class B to Class A shares	973	—	1,193	—	5,577	80.3	—	—
Reallocation of net income to Class B shares	—	(1)	—	(19)	—	—	(140)	(2.0)
Net income, allocated for diluted	6,798	972	8,776	1,174	47,587	685.0	5,437	78.3
Weighted average ordinary shares outstanding—basic	274,863,606	45,925,361	280,586,437	44,161,451	288,380,711	288,380,711	38,286,407	38,286,407
Dilutive effect of:
Conversion of Class B to Class A shares	45,925,361	—	44,161,451	—	38,286,407	38,286,407	—	—
Share-Based Awards	5,347,982	694,042	6,496,073	146,027	8,494,944	8,494,944	6,529	6,529
Weighted average ordinary shares outstanding—diluted	326,136,949	46,619,403	331,243,961	44,307,478	335,162,062	335,162,062	38,292,936	38,292,936
Net income per share attributable to ordinary shareholders:
Basic	21.19	21.19	27.02	27.02	145.67	2.10	145.67	2.10
Diluted	20.84	20.84	26.49	26.49	141.98	2.04	141.98	2.04